Performance Management - Bitwise Crypto Industry Innovators ETF	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund was reorganized on or about _________, 2025 from the Bitwise Crypto Industry Innovators ETF (the “Predecessor Fund”), a series of the Exchange Traded Concepts Trust, a Delaware statutory trust, into Bitwise Funds Trust, also a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by Exchange Traded Concepts, LLC. The Predecessor Fund commenced operations on May 11, 2021.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and a broad-based securities market index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://BITQETF.com or by calling the Fund at (415) 707-3663.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2025 was 16.72%.
Bar Chart Closing [Text Block]	The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2025 was 16.72%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	16.72%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	76.04%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(67.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2024
Performance [Table]
Average Annual Total Return as of December 31, 2024
Bitwise Crypto Industry Innovators ETF	1 Year	Since Inception (5/11/2021)
Return Before Taxes	46.59%	-8.64%
Return After Taxes on Distributions	46.09%	-9.16%
Return After Taxes on Distributions and Sale of Fund Shares	27.61%	-6.57%
Bitwise Crypto Innovators 30 Index (reflects no deduction for fees, expenses or taxes)	46.04%	-9.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	11.72%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://BITQETF.com
Performance Availability Phone [Text]	(415) 707-3663